Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from Operating Activities:
Net income:	$ 51,591	$ 35,872	$ 54,010
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	32,151	31,946	31,806
Amortization and write-off of deferred financing fees	1,022	1,667	2,032
Deferred revenue amortization	5,316	(8,343)	(675)
Amortization of deferred charges	217	216	216
Dry-docking and special survey costs		17,650	12,791
Gain on derivative financial instruments	(1,755)	(5,267)	(33,655)
(Gain)/ Loss on Debt extinguishment	331	154	(2,072)
Changes in operating assets and liabilities:
Trade accounts receivable	(492)	(642)	23
Prepayments and other assets	4,181	(6,040)	(1,284)
Inventories	(143)	134	24
Due from/to related parties	(2,045)	83	2,369
Trade accounts payable	(636)	(5,276)	(9,526)
Accrued liabilities	2,321	(5,928)	1,070
Unearned revenue	99	8,165	195
Net cash provided by Operating Activities	92,158	64,391	57,324
Cash flows from Investing Activities:
Ballast water treatment system installation	(27)	(4,238)	(3,635)
Net cash used in Investing Activities	(27)	(4,238)	(3,635)
Cash flows from Financing Activities:
Net payments for repurchase of common units	(247)
Distributions declared and paid	(14,781)	(11,563)	(11,563)
Proceeds from long term debt and other financial liabilities	344,975
Repayment of long-term debt	(442,726)	(79,270)	(64,893)
Other payments			(1,789)
Receipt of derivative instruments	17,521	24,564	7,409
Payment of deferred finance fees	(2,469)
Net cash used in Financing Activities	(97,727)	(66,269)	(70,836)
Net decrease in cash and cash equivalents and restricted cash	(5,596)	(6,116)	(17,147)
Cash and cash equivalents and restricted cash at beginning of the year	73,752	79,868	97,015
Cash and cash equivalents and restricted cash at end of the year	68,156	73,752	79,868
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	68,156	73,752	48,598
Restricted cash			31,270
Cash and cash equivalents and restricted cash	68,156	73,752	79,868
Cash paid during the year for:
Interest	$ 30,242	$ 37,303	$ 25,397